SCHEDULE OF INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Corporate tax rate	21.00%		21.00%
Expected income tax (expense) recovery from net (income) loss	$ 528,953	$ 790,846
Annual effect of book/tax differences	1,099,453	3,765,932
Change in the valuation allowance	$ (1,628,406)	$ (4,586,841)